Related Party Transactions - Sand Supply (Details) (Muskie [Member], USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Muskie [Member]
Related Party Transaction
Agreement termination, written notice period		30 days			30 days		30 days
Related party incurred costs	$ 0	$ 0	$ 0	$ 234,000	$ 0	$ 234,000	$ 743,000
Amount owed to related party	$ 0	$ 0			$ 0		$ 0